UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-4062

GAM FUNDS, INC.

135 EAST 57TH STREET
NEW YORK, NY 10022
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc.
300 E. Lombard Street
Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-407-4600

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedules of Investments

GAM Global Fund

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2004 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 4810.4%
		TAIWAN -- 4810.4%
710		Hon Hai Precision GDR	5,183
840		Novatek Microelectronics	2,225
Total Equities (Cost $7,918)			7,408
Total Investments (Cost $7,918) -- 4810.4%			7,408
Liabilities in Excess of Other Assets -- (4710.4%)			(7,254)
Total Net Assets -- 100.0%			154

GAM International Fund

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2004 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 88.6%
		AUSTRALIA -- 1.7%
188,500		AWB	618,526
420,000		Promina Group	1,378,148
			1,996,674
		DENMARK -- 0.4%
30,000	*	Genmab	450,653
			450,653
		FINLAND -- 1.0%
85,000		Nokia Oyj	1,169,621
			1,169,621
		FRANCE -- 7.9%
18,277		BNP Paribas	1,180,307
34,100		Bouygues	1,278,933
47,000		France Telecom	1,170,888
30,637		Sanofi-Aventis	2,222,009
16,018		Total	3,262,412
			9,114,549
		GERMANY -- 7.8%
21,400		BASF	1,257,076
41,718		Bayerische Motoren Werke	1,717,488
13,903		BERU	997,983
47,300		Hochtief	1,166,026
70,000	*	Infineon Technologies	714,589
17,430		RWE	831,219
32,300		Siemens	2,366,689
			9,051,070
		HONG KONG -- 3.8%
44,000		Hang Seng Bank	583,988
243,000		Henderson Land Development	1,162,322
633,000		Hong Kong Land Holdings	1,247,010
81,000		Sun Hung Kai Properties	763,455
85,000		Swire Pacific A	591,330
			4,348,105
		ISRAEL -- 0.6%
43,700	*	Check Point Software Technologies	741,589
			741,589
		ITALY -- 2.0%
515,170		Telecom Italia RNC	1,180,412
230,000		Unicredito Italiano	1,159,686
			2,340,098
		JAPAN -- 21.5%
32,000		Canon	1,504,038
36,100		Daito Trust Construction	1,460,902
19,100		Fanuc	1,005,172
32,000		Fuji Photo Film	1,051,084
37,800		Ito-Yokado	1,296,470
10,700		Kyocera	752,427
237,000		Mitsubishi	2,561,174
158,000		Mitsubishi Estate	1,648,671
149,000		Mitsui & Company	1,247,863
74,000		NEC	442,483
423,000		Nippon Steel	1,005,589
86,000		RICOH	1,619,182
200,000		Sanyo	647,854
31,600		Shin-Etsu Chemical	1,135,432
74,300		Sony	2,534,870
233,000		Sumitomo	1,733,600
157		Sumitomo Mitsui Financial Group	897,468
11,000		Toei Animation	515,017
60,000		Toppan Printing	588,513
282	*	UFJ	1,235,877
			24,883,686
		KOREA, REPUBLIC OF -- 4.7%
71,400	*	Daewoo Heavy Industry & Machinery	567,976
21,040		Hyundai Motor	970,234
40,900	*	Kookmin Bank ADR	1,302,256
5,200		POSCO	774,468
91,676		Pusan Bank	553,320
6,700		Samsung Electronics GDS (1/2 Voting)	1,326,600
			5,494,854
		NETHERLANDS -- 5.2%
31,961		Fortis Group	759,712
102,278		Royal Dutch Petroleum	5,267,480
			6,027,192
		RUSSIAN FEDERATION -- 0.9%
8,000	*	Lukoil Oil Sponsored ADR	992,000
			992,000
		SINGAPORE -- 2.3%
865,000		Singapore Exchange	909,040
318,750		Singapore Press Holdings	897,061
100,000		United Overseas Bank	813,418
			2,619,519
		SPAIN -- 2.0%
84,400		Banco Bilbao Vizcaya Argentaria	1,161,365
73,879		Telefonica	1,105,592
			2,266,957
		SWITZERLAND -- 4.9%
9,936		Nestle (Registered)	2,278,917
35,079		Novartis (Registered)	1,637,273
17,100		Roche Holding Genussscheine	1,769,036
			5,685,226
		TAIWAN -- 1.7%
881,922		Taishin Financial Holdings	711,144
570,433		Taiwan Semiconductor	726,891
76,000		Taiwan Semiconductor Manufacturing ADR	542,640
			1,980,675
		THAILAND -- 0.7%
3,529,000		Land & House	809,599
			809,599
		UNITED KINGDOM -- 19.5%
59,418		Antofagasta	1,216,251
24,100		AstraZeneca Group	987,934
118,136		Aviva	1,170,601
108,245		BHP Billiton	1,139,200
708,700		BT Group	2,305,547
501,400		Cable & Wireless	887,041
94,617		Gallaher Group	1,101,090
106,740		GlaxoSmithKline	2,300,814
138,470		HSBC Holdings	2,197,849
295,000		Lloyds TSB Group	2,303,803
155,279		National Grid Transco	1,310,310
1,048,300		Royal & Sun Alliance Insurance	1,356,545
174,272		Scottish Power	1,332,591
130,000		Shire Pharmaceuticals Group	1,229,929
300,000		Somerfield	681,409
460,000		Vodafone Group	1,101,022
			22,621,936
Total Equities (Cost $96,425,655)			102,594,003
TIME DEPOSITS -- 12.5%
		GRAND CAYMAN -- 12.5%
14,524,416		Wells Fargo
		1.3% , 2004-10-01	14,524,416
Total Time Deposits (Cost $14,524,416)			14,524,416
Total Investments (Cost $110,950,071) -- 101.1%			117,118,419
Liabilities in Excess of Other Assets -- (1.1%)			(1,322,190)
Total Net Assets -- 100.0%			115,796,229

	*	Non-income producing security.

GAM Pacific Basin Fund

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2004 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 92.4%
		AUSTRALIA -- 12.5%
151,754		AWB	497,951
19,000		BHP Billiton	197,632
20,392		National Australia Bank	398,521
226,100		Promina Group	741,902
27,735		Rio Tinto	762,812
15,000		St. George Bank	237,406
			2,836,224
		CHINA -- 4.9%
842,000		China Petroleum & Chemical	342,826
1,477,500		CNOOC	772,092
			1,114,918
		HONG KONG -- 17.4%
50,000		Cheung Kong Holdings	429,592
42,000		Hang Lunc Properties	61,938
31,200		Hang Seng Bank	414,101
272,321		Hong Kong & China Gas	511,600
296,000		Hong Kong Land Holdings	583,690
35,385		HSBC Holdings	562,668
215,970		Kerry Properties	407,120
51,000		Sun Hung Kai Properties	480,694
70,500		Swire Pacific A	490,456
			3,941,859
		JAPAN -- 44.5%
3,850		Aiful	377,629
10,400		Canon	488,812
3,600		Credit Saison	110,734
10,800		Daito Trust Construction	437,057
7,000		Fanuc	368,388
6,800		Fuji Photo Film	223,355
22,000		Hitachi Construction Machinery	267,888
4,600		Honda Motor	222,884
9,900		Ito-Yokado	339,552
5,800		JAFCO	305,235
30,000		JGC	305,145
11,000		KAO	243,036
97,500		Mitsubishi	1,053,647
43,000		Mitsubishi Estate	448,689
38		Mitsubishi Tokyo Financial Group	316,868
38,000		Mitsui Trust Holdings	239,633
25,000		Nissan Motor	272,208
25,000		Nomura Holdings	320,978
92		NTT DoCoMo	156,102
4,300		ORIX	440,886
27,000		RICOH	508,348
48,000		Sekisui Chemical	331,004
78,000		Shinsei Bank	472,770
77,000		Sumitomo	572,906
9,200		Takeda Chemical	417,385
49,000		TonenGeneral Sekiyu KK	422,820
11,700		Toyota Motor	447,999
			10,111,958
		PHILIPPINES -- 0.0%
653,000	* +	Cebu Holdings	5,688
			5,688
		SINGAPORE -- 13.1%
343,000		Capitaland	364,536
38,351		DBS Group	364,326
75,000		Jardine Strategic Holdings	502,050
36,000		Keppel	168,858
435,000		Singapore Exchange	457,147
159,000		Singapore Press Holdings	447,475
54,825		United Overseas Bank	445,957
23,000		Venture	225,323
			2,975,672
Total Equities (Cost $19,292,819)			20,986,319

MUTUAL FUND -- 1.0%
		TAIWAN -- 1.0%
19,000	*	Taiwan Fund	212,420
Total Mutual Fund (Cost $400,701)			212,420

TIME DEPOSITS -- 3.5%
		GRAND CAYMAN -- 3.5%
799,603		Bank One
		1.3% , 2004-10-01	799,603
Total Time Deposits (Cost $799,603)			799,603
Total Investments (Cost $20,493,123) -- 96.9%			21,998,342
Other Assets Less Liabilities -- 3.1%			708,887
Total Net Assets -- 100.0%			22,707,229

	*	Non-income producing security.
	+	Illiquid security

GAM Europe Fund

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2004 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 94.1%
		BELGIUM -- 3.7%
10,850		AGFA Gevaert	314,632
8,700	*	Belgacom	311,603
500		Fortis B	11,897
2,500		Groupe Bruxelles Lambert	174,332
6,015		UCB	320,240
1,780	*	Umicore-Strip VVPR	243
			1,132,947
		DENMARK -- 1.5%
18,090		Den Danske Bank	475,552
			475,552
		FRANCE -- 17.1%
8,535		Bouygues	320,108
5,650	*	Cap Gemini	132,827
2,815	*	Compagnie Generale de Geophysique	188,606
8,580		Credit Agricole	233,995
8,090		France Telecom	201,542
13,600		Havas	71,444
6,360		Imerys	422,964
5,940		Lagardere Groupe	368,402
20,185	*	PagesJaunes	387,798
3,820		Sanofi-Aventis	277,053
26,300	*	SES Global	256,723
10,430		Suez	223,569
5,365		Total	1,092,698
5,990		Valeo	219,301
12,460		Veolia Environnement	358,534
2,705		Vinci	311,243
8,240	*	Vivendi Universal	211,112
			5,277,919
		GERMANY -- 14.0%
1,240		Allianz (Registered)	124,583
4,650		Bayer	127,046
9,100	*	Bayerische Hypo-Vereinsbank	173,814
4,250		Bayerische Motoren Werke	174,968
5,630		BERU	404,132
4,265		Bilfinger Berger	147,778
20,350	*	Commerzbank	376,563
4,040		Deutsche Bank	289,748
8,015	*	Deutsche Postbank	312,550
17,065	*	Deutsche Telekom (Registered)	315,776
4,130		E.ON	303,896
2,580	*	Freenet	46,043
3,660		Fresenius	296,857
10,330		Hochtief	254,652
3,185	*	Hypo Real Estate Holding	108,775
3,600		K & S	154,557
2,755		Metro	122,487
5,840		MobilCom	84,639
2,585		RWE	123,276
1,835		Schering	115,540
3,470		Siemens	254,254
			4,311,934
		GREECE -- 0.3%
6,765		Hellenic Telecom	91,072
			91,072
		ITALY -- 7.4%
4,280		Assicurazioni Generali	117,628
17,800		Enel	145,456
44,030		ENI	986,443
18,400	*	Fiat	132,536
15,855		RAS	304,609
130,580		Telecom Italia RNC	299,199
33,800		TIM	182,177
20,600		Unicredito Italiano	103,868
			2,271,916
		NETHERLANDS -- 13.2%
3,555		ABN AMRO Holdings	80,750
12,500		Fortis Group	297,125
71,000	*	Getronics	148,134
8,020		IHC Caland	415,134
9,840		ING Groep	248,316
25,500	*	Koninklijke Ahold	162,776
10,700		Koninklijke Wessanen	142,584
20,765		KPN	155,502
5,000		Philips	114,503
35,230		Royal Dutch Petroleum	1,814,401
14,550		Telegraaf Holdings	328,868
2,555		Unilever	146,976
			4,055,069
		NORWAY -- 1.7%
2,270		Norsk Hydro ASA	165,386
24,500		Statoil	351,535
			516,921
		SPAIN -- 2.5%
10,370		Banco Bilbao Vizcaya Argentaria	142,694
12,140		Banco Santander	118,503
10,500		Repsol YPF	230,546
19,475		Telefonica	291,441
			783,184
		SWEDEN -- 1.6%
59,020		Skandia Forsakrings	233,294
24,415		Skanska AB	253,834
			487,128
		SWITZERLAND -- 7.4%
29,510	*	ABB	180,333
7,590		Clariant	90,999
220		Geberit International	171,138
1,010	*	Leica Geosystems (Registered)	222,339
1,870		Nestle (Registered)	428,903
10,110		Novartis (Registered)	471,873
3,035		Roche Holding Genussscheine	313,978
1,790		Swiss Reinsurance (Registered)	103,141
2,820		UBS (Registered)	198,787
695	*	Zurich Financial Services	99,210
			2,280,701
		UNITED KINGDOM -- 23.7%
14,655		Aviva	145,215
18,640		BG Group	125,159
16,015		BHP Billiton	168,546
17,505		Boots Group	203,395
143,000		BP	1,365,215
228,800		BT Group	744,333
27,600		Daily Mail & General Trust A	358,904
12,600		Gallaher Group	146,630
30,515		GlaxoSmithKline	657,760
21,400		HSBC Holdings	339,669
13,400	*	IP2IPO Group	164,914
74,755		Legal & General	134,281
18,970		Lloyds TSB Group	148,146
47,000		Marks & Spencer Group	291,766
59,000		National Grid Transco	497,867
9,515		Prudential	77,579
106,665		Royal & Sun Alliance Insurance	138,029
61,850		Scottish Power	472,943
51,120		Somerfield	116,112
28,590		Tate & Lyle	199,730
36,345		Tomkins	174,314
270,000		Vodafone Group	646,252
			7,316,759
Total Equities (Cost $25,330,700)			29,001,102
PREFERRED SHARES -- 1.0%
		GERMANY -- 1.0%
450		Porsche Pfd	291,331
Total Preferred Shares (Cost $278,963)			291,331
TIME DEPOSITS -- 3.3%
		GRAND CAYMAN -- 3.3%
1,025,312		Bank One
		1.3% , 2004-10-01	1,025,312
Total Time Deposits (Cost $1,025,312)			1,025,312
Total Investments (Cost $26,634,975) -- 98.4%			30,317,745
Other Assets Less Liabilities -- 1.6%			505,765
Total Net Assets -- 100.0%			30,823,510

	*	Non-income producing security.

GAM American Focus Fund

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2004 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 100.0%
		CAPITAL GOODS -- 2.6%
34,300		Raytheon	1,302,714
			1,302,714
		DIVERSIFIED FINANCIALS -- 6.1%
25,100		Citigroup	1,107,412
47,500		Paychex	1,432,125
8,700		Wells Fargo	518,781
			3,058,318
		ENERGY -- 5.8%
10,200		ChevronTexaco	547,128
6,700		ConocoPhillips	555,095
7,600		Devon Energy	539,676
15,300		ExxonMobil	739,449
8,000		Schlumberger	538,480
			2,919,828
		FOOD, BEVERAGE & TOBACCO -- 6.3%
79,300		Coca-Cola	3,175,965
			3,175,965
		HEALTH CARE EQUIPMENT & SERVICES -- 3.4%
32,500		Medtronic	1,686,750
			1,686,750
		HOTELS, RESTAURANTS & LEISURE -- 1.4%
24,700		McDonald's	692,341
			692,341
		HOUSEHOLD & PERSONAL PRODUCTS -- 2.4%
27,100		Colgate-Palmolive	1,224,378
			1,224,378
		INSURANCE -- 3.7%
26,900		American International Group	1,828,931
			1,828,931
		MEDIA -- 6.3%
42,200		Clear Channel Communications	1,315,374
29,300		Viacom B	983,308
37,900		Walt Disney	854,645
			3,153,327
		PHARMACEUTICALS & BIOTECHNOLOGY -- 20.6%
22,300	*	Amgen	1,263,964
47,200		Johnson & Johnson	2,658,776
1	*	Medco Health Solutions	31
68,900		Merck	2,273,700
85,500		Pfizer	2,616,300
40,600		Wyeth	1,518,440
			10,331,211
		RETAILING - 5.7%
18,900		Home Depot	740,880
39,400		Wal-Mart Stores	2,096,080
			2,836,960
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 19.6%
67,500	*	Applied Materials	1,113,075
100,000		Intel	2,006,000
29,500	*	KLA-Tencor	1,223,660
45,800		Linear Technology	1,659,792
166,700	*	Micron Technology	2,005,401
47,800	*	Novellus Systems	1,271,002
39,800	*	Teradyne	533,320
			9,812,250
		SOFTWARE & SERVICES -- 4.5%
274,900	*	I2 Technologies	195,179
52,700		Microsoft	1,457,155
50,900	*	Oracle	574,152
			2,226,486
		TECHNOLOGY HARDWARE & EQUIPMENT -- 1.6%
71,100	*	EMC	820,494
			820,494
		TELECOMMUNICATION SERVICES -- 10.0%
41,700	*	AT&T Comcast	1,177,608
22,700		BellSouth	615,624
54,600		SBC Communications	1,416,870
45,000		Verizon Communications	1,772,100
			4,982,202
Total Equities (Cost $51,976,500)			50,052,155
TIME DEPOSITS -- 0.3%
		NASSAU -- 0.3%
161,608		Wells Fargo
		1.3% , 2004-10-01	161,608
Total Time Deposits (Cost $161,608)			161,608
Total Investments (Cost $52,138,108) -- 100.3%			50,213,763
Liabilities in Excess of Other Assets -- (0.3%)			(137,942)
Total Net Assets -- 100.0%			50,075,821

	*	Non-income producing security.

GAMERICA Capital Fund

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2004 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
BONDS -- 0.0%
		TELECOMMUNICATION SERVICES -- 0.0%
663,000	* + **	Globalstar LP/Capital 11.38% , 2004-02-15	3,315
Total Bonds (Cost $455,010)			3,315
EQUITIES -- 89.0%
		AUTOMOBILES & COMPONENTS -- 4.7%
148,800	*	Keystone Automotive Industries	3,273,600
5,312	*	LKQ	97,050
			3,370,650
		CAPITAL GOOODS -- 8.0%
40,000	*	Gerber Scientific	263,600
525,060	*	Power-One	3,402,389
26,400	*	Titan	368,808
40,000	*	Trex	1,771,200
			5,805,997
		CONSUMER DURABLES & APPAREL -- 1.5%
288,560	*	Foamex International	1,059,015
			1,059,015
		DIVERSIFIED FINANCIALS -- 4.3%
32,000		Bear Stearns Companies	3,077,440
			3,077,440
		ENERGY -- 7.4%
600,000	*	Abraxas Petroleum	1,278,000
100,000		Burlington Resources	4,080,000
			5,358,000
		FOOD, BEVERAGE & TOBACCO -- 3.9%
105,000		Delta & Pine Land	2,808,750
			2,808,750
		HEALTH CARE EQUIPMENT & SERVICES -- 1.5%
7,208		Alcon	578,082
797,759	*	Inflazyme Pharmaceuticals	142,079
7,800	*	Sierra Health Services	373,854
			1,094,015
		INSURANCE -- 18.0%
35,898		American International Group	2,440,705
44,000		Chubb	3,092,320
41,500		Infinity Property & Casualty	1,225,495
122,500		Scottish Re Group	2,593,325
50,000		XL Capital A	3,699,500
			13,051,345
		MEDIA -- 0.1%
40,000	*	Edgar Online	39,600
			39,600
		PHAMACEUTICALS & BIOTECHNOLOGY -- 11.8%
68,000		Merck	2,244,000
454,825	*	Neopharm	3,893,302
46,200		Pfizer	1,413,720
27,200		Wyeth	1,017,280
			8,568,302
		REAL ESTATE -- 3.5%
43,000	*	Education Management	1,145,520
57,000		Maguire Properties	1,385,670
			2,531,190
		RETAILING -- 19.6%
36,000		Best Buy	1,952,640
107,632	*	Conn's	1,504,695
123,000		Dollar General	2,478,450
200,077		Fred's A	3,593,383
185,000		United Auto Group	4,641,650
			14,170,818
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
20,000	*	Advanced Power Technology	170,200
25,000	*	AMIS Holdings	338,000
			508,200
		SOFTWARE & SERVICES -- 1.3%
383,000	* +	Clarent	0
50,000	*	Retalix	907,500
100,000	*	Serviceware Technologies	44,000
			951,500
		TELECOMMUNICATION SERVICES -- 0.0%
87,000	* +	Worldcom	870
3,480	* +	Worldcom - MCI Group	35
			905
		TRANSPORTATION -- 1.7%
100,000	*	USA Truck	1,220,000
			1,220,000
		UTILITIES -- 1.0%
62,537		Williams Companies	756,698
			756,698
Total Equities (Cost $55,710,573)			64,372,425
TIME DEPOSITS -- 11.9%
		GRAND CAYMAN -- 11.9%
8,571,192		HSBC Bank
		1.3% , 2004-10-01	8,571,192
Total Time Deposits (Cost $8,571,192)			8,571,192
Total Investments (Cost $64,736,775) -- 100.9%			72,946,932
Liabilities in Excess of Other Assets -- (0.9%)			(624,197)
Total Net Assets -- 100.0%			72,322,735

	*	Non-income producing security.
	+	Illiquid security
	**	Defaulted bond

GAM Gabelli Long/Short Fund

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2004 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
BONDS -- 0.1%
		MEDIA -- 0.1%
30,000		Adelphia 10.25% , 2011-06-15	28,275
Total Bonds (Cost $32,822)			28,275
EQUITIES -- 115.4%
		AUTOMOBILES & COMPONENTS -- 2.4%
10,000	*	CSK Auto	133,200
45,000	#	Dana	796,050
10,000		Standard Motor Products	151,100
			1,080,350
		BANKS -- 2.3%
2		Bank of America	87
5,360		Bay View Capital	88,226
1,700		Gold Banc	22,933
5,000		Mellon Financial	138,450
7,500	#	PNC Financial Services	405,750
4,000		SouthTrust	166,640
7,000		Waypoint Financial	192,990
			1,015,076
		CAPITAL GOODS -- 14.7%
15,000	*	Allegheny Energy	239,400
4,000	#	BorgWarner	173,160
27,300	*	Cavalier Homes	154,245
30,000	*	Champion Enterprises	308,700
10,000		CNH Global	195,800
5,000		Coachmen Industries	78,900
5,000		Cooper Industries	295,000
32,100	#	Curtiss-Wright B	1,736,610
4,500		Deere & Company	290,475
7,000	*	Fairchild	27,860
5,000	*	Flowserve	120,900
30,000		GenCorp	406,500
16,000	#	Genuine Parts	614,080
16,000	#	Honeywell International	573,760
3,000		ITT Industries	239,970
5,000	*	Navistar International	185,950
3,000		Nobility Homes	70,200
5,000	#	Northrop Grumman	266,650
3,000		Precision Castparts	180,150
10,000		Thomas Industries	314,000
3,700	*	Titan	51,689
			6,523,999
		COMMERCIAL SERVICES & SUPPLIES -- 2.2%
2,500		Chemed	139,350
23,000	#	Sensient Technologies	497,720
12,000		Waste Management	328,080
			965,150
		CONSUMER DURABLES & APPAREL -- 3.0%
8,000		Fedders	32,720
13,000	*	Fleetwood Enterprises	197,340
140,000	*	Gemstar-TV Guide International	791,000
5,000	*	Palm Harbor Homes	84,250
6,000		Skyline	240,300
			1,345,610
		DIVERSIFIED FINANCIALS -- 4.2%
17,000		American Express	874,820
1,000		Fleetwood Capital Trust	45,125
6,000	*	National Processing	159,120
20,000		New York Community Bancorp	410,800
15,000		Riggs National	333,000
1,000		T. Rowe Price Group	50,940
			1,873,805
		ENERGY -- 2.2%
3,000		ExxonMobil	144,990
15,000		NUI Corporation	200,100
18,616		Pioneer Natural Resources	641,880
			986,970
		FOOD & STAPLES RETAILING -- 2.8%
8,000		Albertson's	191,440
9,200		Dreyer's Grand Ice Cream	735,733
4,500		Flowers Foods	116,325
10,000	*	Hain Celestial Group	176,800
			1,220,298
		FOOD, BEVERAGE & TOBACCO -- 6.7%
6,000		Allied Domecq ADR	205,680
75,000	#	Archer-Daniels-Midland	1,273,500
4,000		Campbell Soup	105,160
10,000		Coca-Cola	400,500
5,000		Diageo ADR	252,150
2,500		Fomento Economico Mexicano	110,450
4,700	+	Genesee	9,400
10,000		HJ Heinz	360,200
25,000		Swedish Match	264,205
			2,981,245
		HEALTH CARE EQUIPMENT & SERVICES -- 4.2%
1,000	*	ArthroCare	29,290
18,000		BioLase Technology	146,880
8,000	*	Edwards Lifesciences	268,000
1,000	*	Endocardial Solutions	11,570
5,000	*	Henry Schein	311,550
5,100	*	ILEX Oncology	128,367
3,500	*	Inamed	166,845
6,000	*	Inveresk Research Group	221,340
5,000	*	Ocular Sciences	239,850
1,900	*	WellPoint Health Networks	199,671
2,000	*	Zimmer Holdings	157,229
			1,880,592
		HOTELS, RESTAURANTS & LEISURE -- 8.2%
5,000		Hilton Hotels	94,200
9,000	*	Kerzner International	395,730
3,500		Mandalay Resort Group	240,275
190,000	* #	Metro Goldwyn Mayer	2,198,300
6,000	*	MGM MIRAGE	297,900
30,000	*	Prime Hospitality	365,100
4,000	*	Six Flags	21,760
			3,613,265
		HOUSEHOLD & PERSONAL PRODUCTS -- 1.5%
11,300	*	Del Laboratories	372,900
5,000	#	Procter & Gamble	270,600
			643,500
		INSURANCE -- 2.5%
612		Alleghany	167,015
5,000	#	American International Group	339,950
15,000	#	Liberty	596,100
			1,103,065
		MATERIALS -- 5.6%
35,000		Newmont Mining	1,593,550
40,000		Placer Dome	795,200
2,500	*	Sealed Air	115,875
			2,504,625
		MEDIA -- 28.1%
60,000	* #	Cablevision Systems	1,216,800
16,500	*	Cox Communications A	546,645
16,000	*	Crown Media	133,600
18,000	*	DIRECTV	316,620
1,000	*	Echo Star Communications	31,120
12,500	*	Fisher Communications	600,000
60,000	* #	Fox Entertainment Group A	1,664,400
40,000	#	Gray Television	476,000
15,000	*	InterActiveCorp	330,300
260,014	* #	Liberty Media A	2,760,507
5,000	*	Lin TV A	97,400
10,000	*	PRIMEDIA	23,500
3,000		Pulitzer	148,200
25,000		Sinclair Broadcast Group	182,500
67,500	* #	Time Warner	1,089,450
22,000	#	Tribune	905,300
10,000		Viacom A	340,000
36,000	* #	Vivendi Universal ADR	926,280
18,000		Walt Disney	405,900
24,000	* #	Young Broadcasting A	260,880
			12,455,402
		PHARMACEUTICALS & BIOTECHNOLOGY -- 1.7%
2,000	#	Eli Lilly	120,100
20,000	#	Pfizer	612,000
			732,100
		REAL ESTATE -- 2.2%
20,000	*	Southern Energy Homes	88,400
13,500		The Rouse Company	902,880
			991,280
		RETAILING -- 0.8%
8,000	*	Cole National	221,680
8,000	*	Maxtor	41,600
2,000		Neiman-Marcus Group B	106,500
			369,780
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPTMENT -- 1.6%
8,000	*	Monolithic System Technology	34,720
32,000	#	Texas Instruments	680,960
			715,680
		SOFTWARE & SERVICES -- 3.4%
25,000	*	CACI International Class A	1,319,500
15,000	*	MarketWatch	187,350
			1,506,850
		TECHNOLOGY HARDWARE & EQUIPMENT -- 2.2%
3,500	*	Invision Technologies	157,465
22,000	#	Motorola	396,880
15,000		Thomas & Betts	402,300
			956,645
		TELECOMMUNICATION SERVICES -- 9.9%
1,200	*	Advanced Fibre Communications	19,080
12,000	*	AT&T Comcast	338,880
75,000	*	AT&T Wireless Services	1,108,500
20,000	*	Cincinnati Bell	69,800
17,500		Citizens Communications	234,325
3,075	*	Price Communications	46,894
60,000	* #	Qwest Communications International	199,800
15,000		SBC Communications	389,250
55,000	#	Sprint	1,107,150
4,000	#	Telephone & Data Systems	336,680
12,000	*	US Cellular	517,800
			4,368,159
		TRANSPORTATION -- 0.6%
10,000		Orbitz A	272,000
			272,000
		UTILITIES -- 2.4%
15,000		DPL	308,700
30,000		El Paso	275,700
15,000	* #	El Paso Electric	241,050
5,400		Unisource Energy	131,490
3,500		Watts Water Technologies A	93,975
			1,050,915
Total Equities (Cost $46,563,561)			51,156,361

PREFERRED SHARES -- 1.5%
		Media -- 1.5%
21,000		News Corporation Pfd (ADR)	657,930
Total Preferred Shares (Cost $653,326)			657,930

CONVERTIBLE PREFERREDS -- 0.0%
		Materials -- 0.0%
500	*	Titanium Metals 6.75% Cnv Pfd	26,000
Total Convertible Preferreds (Cost $22,625)			26,000

U.S. TREASURY BILLS -- 2.0%
		U.S. Treasury Bills -- 2.0%
878,000	#	U.S. Treasury 0% 2004-10-28	877,039
Total U.S. Treasury Bills (Cost $877,025)			877,039
Total Investments (Cost $48,149,359) -- 119.0%			52,745,605

SECURITIES SOLD SHORT -- (36.8%)
		AUTOMOBILES & COMPONENTS -- (5.1%)
(80,000)		Ford Motor	(1,124,000)
(20,000)		Polaris Industries	(1,116,400)
			(2,240,400)
		BANKS -- (0.7%)
(5,769)		Sovereign Bancorp	(125,880)
(3,560)		Wachovia	(167,142)
			(293,022)
		CAPITAL GOODS -- (4.0%)
(1,939)		Cooper Companies	(132,918)
(28,600)		Curtiss-Wright	(1,636,778)
			(1,769,696)
		CONSUMER DURABLES & APPAREL -- (3.1%)
(4,000)		Ethan Allen Interiors	(139,000)
(16,000)		La-Z-Boy	(242,880)
(10,000)		Tiffany & Company	(307,400)
(25,000)	*	Zale	(702,500)
			(1,391,780)
		DIVERSIFIED FINANCIALS -- (10.2%)
(1,000)		Fannie Mae	(63,400)
(8,000)	*	iShares S&P SmallCap 600 Index	(1,153,920)
(10,000)	*	Midcap SPDR Trust S&P 400	(1,084,200)
(20,000)	*	S & P 500 Depositary Receipts (SPDR)	(2,235,200)
			(4,536,720)
		ENERGY -- (1.5%)
(18,654)		Pioneer Natural Resources	(643,190)
			(643,190)
		FOOD & STAPLES RETAILING -- (1.5%)
(15,000)	*	Cheesecake Factory	(651,000)
			(651,000)
		HEALTH CARE EQUIPMENT & SERVICES -- (0.4%)
(1,900)	*	Anthem	(165,775)
			(165,775)
		HOTELS, RESTAURANTS & LEISURE -- (4.2%)
(20,000)		Carnival	(945,800)
(25,000)		McDonald's	(700,750)
(5,000)	*	Starbucks	(227,300)
			(1,873,850)
		PHARMACEUTICALS & BIOTECHNOLOGY -- (0.4%)
(2,880)	*	Charles River Laboratories	(131,904)
(1,020)	*	Genzyme	(55,498)
			(187,402)
		RETAILING -- (5.4%)
(16,000)		Black & Decker	(1,239,040)
(20,000)		Home Depot	(784,000)
(5,000)	*	Kohls	(240,950)
(2,000)		Neiman-Marcus Group A	(115,000)
			(2,378,990)
		TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
(604)	*	Tellabs	(5,551)
			(5,551)
		TELECOMMUNCATION SERVICES -- 0.0%
(400)		Verizon Communications	(15,752)
			(15,752)
		UTILITIES -- (0.3%)
(2,000)		The Toro Company	(136,600)
			(136,600)
Total Securities Sold Short (Proceeds -$15,359,220)			(16,289,728)
Other Assets Less Liabilities -- 17.8%			7,873,726
Total Net Assets -- 100.0%			44,329,603

	*	Non-income producing security.
	+	Illiquid security
	#	Part or all of the security segregated as collateral for securities sold short.

Item 2. Controls and procedures

1.	The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.	There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GAM FUNDS, INC.

By:    /s/ Dr. Burkhard Poschadel
Dr. Burkhard Poschadel
Director and President

Date:    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Dr. Burkhard Poschadel
Dr. Burkhard Poschadel
Director and President

Date:    November 29, 2004

By:    /s/ Kevin J. Blanchfield
Kevin J. Blanchfield
Vice President and Treasurer

Date:    November 24, 2004